Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Independent Valuation of Performance Rights Granted

Performance rights vested during the year

	Number of Performance Rights issued	Valuation per Class A (cents)		Total fair value of Class A Performance Rights		Expense accounted for during the year
Dr. Lindsay Wakefield	3,750,000	0.77	A	$28,875	A	$9,625
Dr. Jerzy Muchnicki	6,250,000	0.77	A	$48,125	A	$16,042
Mr. Peter Rubinstein	5,000,000	0.77	A	$38,500	A	$12,833
Total	15,000,000		A	$115,500	A	$38,500

Performance rights cancelled/forfeited during the year

Mr. Xue Lee[2]	3,750,000	0.77	A	$28,875	A	$(5,616)
Dr. Paul Kasian	7,500,000	0.77	A	$57,750	A	$(11,229)
Total	11,250,000		A	$86,625	A	$(16,845)

Valuation of Class B Performance Rights

	Number of Performance Rights issued	Valuation per Class B (cents)		Total fair value of Class B Performance Rights		Expense accounted for during the year
Dr Paul Kasian[1]	25,000,000	0.77	A	$192,500	A	$(37,431)

Valuation of Class C Performance Rights

	Number of Performance Rights issued	Valuation per Class B (cents)		Total fair value of Class B Performance Rights		Expense accounted for during the year
Dr Paul Kasian[1]	25,000,000	0.57	A	$142,500	A	$(27,708)

Notes:

1 Dr Paul Kasian resigned on September 24, 2019.

2 Mr. Xue Lee resigned on July 9, 2019

Schedule of Expenses Arising from Share-based Payment Transactions Recognized Part of Employee Benefit Expense

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	2020	2019	2018
	$	$	$
Kentgrove options issued	16,667	15,278	—
Performance rights issued	38,500	104,441	—
Reversal of forfeited Performance Rights	(81,984)	—	—
Options issued under employee option plan	12,375	215,383	129,635
Total expenses arising from share-based payments	(14,442)	335,102	129,635

Schedule of Option Granted and Issued

The following information relates to options granted and issued against the capital raising costs year ended June 30, 2020;

Director	Grant date of issued options	Number of options issued
Mr. Peter Rubinstein	November 28, 2019	125,000,000
Dr Jerzy Muchnicki	November 28, 2019	125,000,000
Total		250,000,000

2020
Grant Date	November 28, 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.85%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	$1,056,054

Director	Grant date of issued options	Number of options issued
Various underwriters	October 30, 2019	250,000,000
Total		250,000,000

2020
Grant Date	October 30, 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.78%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	$817,666

Director	Grant date of issued options	Number of options issued
Lodge Corporate Pty Ltd	March 6, 2020	5,000,000
Total		5,000,000

2020
Grant Date	March 6, 2020
Options issued	5,000,000
Dividend yield	-
Historic volatility and expected volatility	141%
Option exercise price	$0.008
Fair value of options at grant date	$0.007
Weighted average exercise price	$0.008
Risk-free interest rate	0.36%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	$29,340